Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Freedom 2040 Portfolio

September 30, 2019

VF-2040-QTLY-1119
1.903283.110

Schedule of Investments September 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 52.4%
	Shares	Value
VIP Contrafund Portfolio Initial Class (a)	280,657	$9,508,675
VIP Equity-Income Portfolio Initial Class (a)	442,168	9,962,039
VIP Growth & Income Portfolio Initial Class (a)	560,508	11,372,702
VIP Growth Portfolio Initial Class (a)	136,780	9,726,422
VIP Mid Cap Portfolio Initial Class (a)	89,751	2,769,723
VIP Value Portfolio Initial Class (a)	499,201	7,313,300
VIP Value Strategies Portfolio Initial Class (a)	291,563	3,580,388
TOTAL DOMESTIC EQUITY FUNDS
(Cost $50,044,263)		54,233,249

International Equity Funds - 37.6%
VIP Emerging Markets Portfolio Initial Class (a)	1,113,287	12,947,528
VIP Overseas Portfolio Initial Class (a)	1,202,280	25,933,187
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $34,540,867)		38,880,715

Bond Funds - 9.0%
Fidelity Inflation-Protected Bond Index Fund (a)	202,508	2,063,555
Fidelity Long-Term Treasury Bond Index Fund (a)	177,609	2,641,046
VIP High Income Portfolio Initial Class (a)	373,041	2,062,918
VIP Investment Grade Bond Portfolio Initial Class (a)	188,868	2,530,828
TOTAL BOND FUNDS
(Cost $8,761,784)		9,298,347

Short-Term Funds - 1.0%
VIP Government Money Market Portfolio Initial Class 1.8% (a)(b)
(Cost $1,033,112)	1,033,112	1,033,112
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $94,380,026)		103,445,423
NET OTHER ASSETS (LIABILITIES) - 0.0%		(7,006)
NET ASSETS - 100%		$103,438,417

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$12
Total	$12

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. Certain Underlying Funds incurred name changes since their most recent shareholder report. The names of the Underlying Funds are those in effect at period end.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Inflation-Protected Bond Index Fund	$846,949	$1,389,648	$231,934	$3,415	$1,451	$57,441	$2,063,555
Fidelity Long-Term Treasury Bond Index Fund	3,642,903	1,782,523	3,589,502	85,195	425,452	379,670	2,641,046
VIP Contrafund Portfolio Initial Class	8,755,524	3,163,332	3,005,484	1,106,276	(36,533)	631,836	9,508,675
VIP Emerging Markets Portfolio Initial Class	8,991,467	4,399,445	1,950,465	--	35,914	1,471,167	12,947,528
VIP Equity-Income Portfolio Initial Class	9,183,603	2,947,846	3,205,099	667,501	(32,303)	1,067,992	9,962,039
VIP Government Money Market Portfolio Initial Class 1.8%	664,513	530,266	161,667	12,741	--	--	1,033,112
VIP Growth & Income Portfolio Initial Class	10,469,252	3,745,222	3,438,140	1,191,558	(105,247)	701,615	11,372,702
VIP Growth Portfolio Initial Class	8,946,473	2,718,945	3,141,153	627,564	52,068	1,150,089	9,726,422
VIP High Income Portfolio Initial Class	1,501,228	728,387	341,149	13,375	2,155	172,297	2,062,918
VIP Investment Grade Bond Portfolio Initial Class	415,244	2,301,505	212,288	1,977	1,042	25,325	2,530,828
VIP Mid Cap Portfolio Initial Class	2,539,360	950,234	792,220	300,567	(32,583)	104,932	2,769,723
VIP Overseas Portfolio Initial Class	17,494,999	9,624,706	3,579,720	696,820	28,932	2,364,270	25,933,187
VIP Value Portfolio Initial Class	6,738,731	2,047,283	2,318,921	470,897	(62,982)	909,189	7,313,300
VIP Value Strategies Portfolio Initial Class	3,286,361	1,087,728	1,174,240	347,928	(39,790)	420,329	3,580,388
	$83,476,607	$37,417,070	$27,141,982	$5,525,814	$237,576	$9,456,152	$103,445,423

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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